LEASE	12 Months Ended
Dec. 31, 2020
LEASE
LEASE

12. LEASE

The Company leases office space, office equipment and vehicles for solar power plants construction, and manufacturing facilities in various regions where the Company operates. Leased assets are mainly located in PRC, United States and Canada.

The operating and financing lease expenses were $20,905 and $24,696, respectively, for the year ended December 31, 2018, as defined under the previous lease accounting guidance of ASC Topic 840.

12. LEASE (Continued)

Upon adoption of ASC 842, the leases considered as ROU assets have various terms of up to twenty years. The Company also has certain leases with terms of 12 months or less, which are not recorded on the consolidated balance sheet.

The components of lease expenses were as follows:

	Year ended	Year ended
	December 31, 2019	December 31, 2020
	$	$
Finance lease cost:
Amortization of right-of-use assets	18,900	8,036
Interest on lease liabilities	3,213	1,497
Operating fixed lease cost	17,619	19,630
Short-term lease cost	8,920	850
Total lease cost	48,652	30,013

Other supplemental information related to leases is summarized below:

	Year ended	Year ended
	December 31, 2019	December 31, 2020
	$	$
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from finance lease	(3,213)	(1,497)
Operating cash outflows from operating lease	(15,866)	(20,589)
Financing cash outflows from finance lease	(33,614)	(19,163)
ROU assets obtained in exchange of new finance lease liabilities in non-cash transaction	7,300	10,666
ROU assets obtained in exchange of new operating lease liabilities in non-cash transaction	18,222	14,892
ROU assets disposed through early termination of operating leases in non-cash transaction	—	(6,572)

	At December 31,	At December 31,
	2019	2020
Weighted average of remaining operating lease term - finance leases (in years)	1.41	0.90
Weighted average of remaining operating lease term - operating leases (in years)	3.03	3.07

Weighted average of operating lease discount rate - finance lease	5.82%	5.54%
Weighted average of operating lease discount rate - operating lease	4.36%	4.18%

12. LEASE (Continued)

As of December 31, 2020, maturities of operating and finance lease liabilities were as follows:

	Operating Lease	Finance Lease	Total Lease
	Payment	Payment	Payment
	$	$	$
Year Ending December 31:
2021	14,374	22,706	37,080
2022	7,427	2,514	9,941
2023	3,632	—	3,632
2024	1,242	—	1,242
2025	369	—	369
Thereafter	1,859	—	1,859
Total future minimum lease payments	28,903	25,220	54,123
Less: imputed interest	467	963	1,430
NPV for future minimum lease payments	28,436	24,257	52,693

Analysis as:
Short-term	15,204	21,887	37,091
Long-term	13,232	2,370	15,602
Total lease liabilities	28,436	24,257	52,693

As of December 31, 2019, maturities of operating and finance lease liabilities were as follows:

	Operating Lease	Finance Lease	Total Lease
	Payment	Payment	Payment
	$	$	$
Year Ending December 31:
2020	18,953	27,439	46,392
2021	12,980	13,087	26,067
2022	4,666	604	5,270
2023	2,541	—	2,541
2024	1,077	—	1,077
Thereafter	1,504	—	1,504
Total future minimum lease payments	41,721	41,130	82,851
Less: imputed interest	2,236	2,056	4,292
NPV for future minimum lease payments	39,485	39,074	78,559

Analysis as:
Short-term	18,767	25,998	44,765
Long-term	20,718	13,076	33,794
Total lease liabilities	39,485	39,074	78,559